Reserve for Property-Liability Insurance Claims and Claims Expense (Details) (Property-Liability, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property-Liability
Activity in the reserve for property-liability insurance claims and claims expense:
Balance at beginning of period	$ 19,468	$ 19,167	$ 19,456
Less reinsurance recoverables	2,072	2,139	2,274
Net balance at beginning of period	17,396	17,028	17,182
Esurance acquisition	425
Incurred claims and claims expense related to:
Current year	20,496	19,110	18,858
Prior years	(335)	(159)	(112)
Total incurred	20,161	18,951	18,746
Claims and claims expense paid related to:
Current year	13,893	12,012	11,905
Prior years	6,302	6,571	6,995
Total paid	20,195	18,583	18,900
Net balance at end of period	17,787	17,396	17,028
Plus reinsurance recoverables	2,588	2,072	2,139
Balance at end of period	$ 20,375	$ 19,468	$ 19,167